Significant Accounting Policies and Practices (Details 1)	12 Months Ended
Mar. 31, 2016
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years
Production And Entertainment Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	10 years